Operating Expenses - Schedule of Operating Expenses (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Sublease	$ 214	$ 121	$ 359